Submission	Jan. 12, 2026
Submission [Line Items]
Central Index Key	0001962011
Registrant Name	KAIROS PHARMA, LTD.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A